AQR Small Cap Momentum Style Fund Investment Objectives and Goals - AQR Small Cap Momentum Style Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AQR Small Cap Momentum Style Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The AQR Small Cap Momentum Style Fund (the “Fund”) seeks long-term capital appreciation.